Fair Value - Schedule of Future Purchase Rights Liabilities Using Binomial Lattice Option Pricing Model (Detail) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013 Nodes	Dec. 31, 2012 Nodes	Mar. 31, 2014	Feb. 12, 2014	Dec. 01, 2013	Sep. 30, 2013	Sep. 03, 2013	Jun. 30, 2013	Mar. 31, 2013
Fair Value Disclosures [Abstract]
Common stock fair value		$ 5.93	$ 1.17	$ 11.30	$ 7.55	$ 6.77	$ 10.02	$ 9.94	$ 6.82	$ 6.85
Preferred stock price		$ 8.00	$ 8.00
Volatility		85.00%	80.00%
Risk-free interest rate		0.38%	0.36%
Contractual life (years)		2 years 29 days	3 years 29 days
Number of nodes		25	37
Dividend yield	0.00%	0.00%	0.00%